PROPERTY, PLANT, AND EQUIPMENT - Summary of Property, Plant And Equipment (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 10,596
Property, plant and equipment at end of period	10,829
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	83
Property, plant and equipment at end of period	83
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,323
Property, plant and equipment at end of period	3,317
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,765
Property, plant and equipment at end of period	3,521
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	48
Property, plant and equipment at end of period	45
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,377
Property, plant and equipment at end of period	3,863
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,381
Additions	543
Transfers from construction in progress	0
Disposals	97
Effect of exchange rate changes	(8)
Property, plant and equipment at end of period	34,835
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	122
Additions	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	(1)
Property, plant and equipment at end of period	123
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,867
Additions	56
Transfers from construction in progress	13
Disposals	0
Effect of exchange rate changes	(1)
Property, plant and equipment at end of period	7,937
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,569
Additions	2
Transfers from construction in progress	(19)
Disposals	94
Effect of exchange rate changes	(6)
Property, plant and equipment at end of period	22,464
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	439
Additions	0
Transfers from construction in progress	2
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	441
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,384
Additions	485
Transfers from construction in progress	4
Disposals	3
Effect of exchange rate changes	0
Property, plant and equipment at end of period	3,870
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(23,785)
Additions	(312)
Disposals	(94)
Effect of exchange rate changes	3
Property, plant and equipment at end of period	(24,006)
Accumulated Amortization | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(39)
Additions	(1)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(40)
Accumulated Amortization | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,544)
Additions	(76)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(4,620)
Accumulated Amortization | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(18,804)
Additions	(230)
Disposals	(94)
Effect of exchange rate changes	3
Property, plant and equipment at end of period	(18,943)
Accumulated Amortization | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(391)
Additions	(5)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(396)
Accumulated Amortization | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	$ (7)